Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	XD Fund Trust
Entity Central Index Key	0001997375
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000247806
Shareholder Report [Line Items]
Fund Name	XD Treasury Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	IXDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about XD Treasury Money Market Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.xdfundadvisor.com/#/marketFund. You can also request this information by contacting us at 1-833-993-9200
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-993-9200
Additional Information Website	https://www.xdfundadvisor.com/#/marketFund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[1]
AssetsNet	$ 338,441
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$338,441
Number of Portfolio Holdings	10
Total Advisory Fees Paid (net of waivers)	$0

Holdings [Text Block]

Maturity Weightings (% of net assets)

Table Summary
Value	Value
1 - 30 days	51.6
61 - 90 days	36.7
31 - 60 days	27.9

Asset Weighting (% of total investments)

Table Summary
Value	Value
U.S. Government & Agencies	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.xdfundadvisor.com/#/marketFund or upon request at 1-833-993-9200.

Effective February 1, 2026, the Adviser has agreed to waive its fees and/or reimburse expenses so that the total annual fund operating expenses (excluding distribution fees, acquired fund fees and expenses, brokerage expenses, dividend expenses on securities sold short and interest expenses on short sales, taxes, and extraordinary expenses) paid by the Fund's Institutional Class will not exceed 0.21% each.

C000247805
Shareholder Report [Line Items]
Fund Name	XD Treasury Money Market Fund
Class Name	Investor Class Shares
Trading Symbol	VXDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about XD Treasury Money Market Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.xdfundadvisor.com/#/marketFund. You can also request this information by contacting us at 1-833-993-9200
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-993-9200
Additional Information Website	https://www.xdfundadvisor.com/#/marketFund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$21	0.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[2]
AssetsNet	$ 338,441
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$338,441
Number of Portfolio Holdings	10
Total Advisory Fees Paid (net of waivers)	$0

Holdings [Text Block]

Maturity Weightings (% of net assets)

Table Summary
Value	Value
1 - 30 days	51.6
61 - 90 days	36.7
31 - 60 days	27.9

Asset Weighting (% of total investments)

Table Summary
Value	Value
U.S. Government & Agencies	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2027 at https://www.xdfundadvisor.com/#/marketFund or upon request at 1-833-993-9200.

Effective February 1, 2026, the Adviser has agreed to waive its fees and/or reimburse expenses so that the total annual fund operating expenses (excluding distribution fees, acquired fund fees and expenses, brokerage expenses, dividend expenses on securities sold short and interest expenses on short sales, taxes, and extraordinary expenses) paid by the Fund's Investor Class will not exceed 0.21% each.

[1]	Annualized
[2]	Annualized